Consolidated Statements of Changes In Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Changes In Equity [Abstract]
Issuance expenses	$ 10,902	$ 694	$ 5,947